Stock Compensation Plans (Details 1) (Stock Option Plan [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Option Plan [Member]
Assumptions Relating To The Valuation of Stock Options (Table Amounts)
Dividend yield	2.90%	3.60%	1.80%
Volatility rate	25.00%	25.00%	20.00%
Risk-free interest rate	2.20%	1.70%	2.80%
Expected option life (years)	6	5-6	6